Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2026
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Plant and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer and software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Tools and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Setup costs [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years